Revenue (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Other revenue:
Total other revenue	$ 1,737	$ 2,320	$ 4,701	$ 5,651	$ 9,260	$ 5,672
Total revenue	14,144	19,780	37,124	38,640	81,626	55,889
Assay services revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,931	16,236	29,731	30,809	68,038	45,827
Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	714	462	1,167	655	1,277	1,907
Collaboration revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	762	762	1,525	1,525
Royalties [Member]
Other revenue:
Total other revenue	930	2,050	3,885	5,050	8,515	5,261
Other [Member]
Other revenue:
Total other revenue	$ 807	$ 270	$ 816	$ 601	$ 745	$ 411